DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)										3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Feb. 24, 2023 USD ($) $ / shares shares	Feb. 23, 2023 USD ($) shares	Feb. 08, 2023 USD ($)	Feb. 06, 2023 USD ($)	Aug. 03, 2021 USD ($) $ / shares shares	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Oct. 07, 2020 item	Mar. 31, 2023 USD ($) M $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 01, 2023 USD ($)	Jun. 01, 2023 USD ($)	Apr. 24, 2023 USD ($)	Aug. 03, 2022 USD ($)	Feb. 23, 2022 USD ($)	May 10, 2021 USD ($)	Dec. 31, 2020 shares	Dec. 09, 2020 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item									1
Sale of units (in shares) | shares												24,300,287
Gross proceeds								$ 255,000,000
Proceeds from sale of Private Placement Warrants												$ 6,860,057
Transaction Costs								13,946,641
Underwriting fees								4,860,057
Deferred underwriting fee payable							$ 22,542,813	8,505,100				8,505,100
Other offering costs								581,484
Interest income											$ 4,262,222
Aggregate proceeds held in the Trust Account										$ 21,124,955	$ 282,284,619
Condition for future business combination use of proceeds percentage										80.00%	80.00%
Condition for future business combination threshold Percentage Ownership										50.00%	50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)										2 days	2 days
Minimum net tangible assets upon consummation of business combination										$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent										20.00%	20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)										100.00%	100.00%
Months to complete acquisition | M										24
Redemption period upon closure										10 days	10 days
Repayment amount				$ 2,400,000
Amount outstanding				412,395						$ 412,395
Remeasurement for Class A ordinary shares subject to redemption amount										$ 16,999,995	$ 3,625,617
Surrender and cancellation of Founder Shares		$ 263,123,592
Surrender and cancellation of Founder Shares (in dollars per share) | $ / shares										$ 10.2178
Operating bank account										$ 991,566	285,307	37,645
Working capital deficit										16,435,857	14,605,202
Additional Paid-in Capital
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Remeasurement for Class A ordinary shares subject to redemption amount			$ 16,637,434							16,637,434	$ 3,625,617
Surrender and cancellation of Founder Shares												$ (25)
Accumulated Deficit
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Remeasurement for Class A ordinary shares subject to redemption amount			$ 362,395							$ 362,395
Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption of Class A ordinary shares | shares			1,663,760							1,663,760
Remeasurement for Class A ordinary shares subject to redemption amount			$ 16,999,995
Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Repayment amount				2,400,000
Amount outstanding				412,395
Surrender and cancellation of Founder Shares		$ 263,123,592
Class A ordinary share
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Remeasurement for Class A ordinary shares subject to redemption amount										$ 166
Class A ordinary share | Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption of Class A ordinary shares | shares										(1,663,760)
Remeasurement for Class A ordinary shares subject to redemption amount										$ 166
Class B ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares, share issued | shares										6,950,072	6,950,072	6,950,072
Ordinary shares, share outstanding | shares										6,950,072	6,950,072	6,950,072
Class B ordinary shares | Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares												249,928
Surrender and cancellation of Founder Shares												$ 25
Series D Preferred Stock | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percent of discount	50.00%										50.00%
Public Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum allowed dissolution expenses										$ 100,000	$ 100,000
Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																	$ 12,000,000
Merger Agreement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed					$ 3,750,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Consideration	$ 35,000,000
Better HoldCo, Inc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percent of discount	50.00%
Better HoldCo, Inc | Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum transaction expenses to be reimbursed											15,000,000		$ 2,500,000	$ 2,500,000
Proceeds from transaction expenses reimbursed										3,750,000	7,500,000
Better HoldCo, Inc | Merger Agreement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed					$ 3,750,000
Better HoldCo, Inc | If the proposed Business Combination is not completed on or before September 30, 2023 | Class A ordinary share | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Amount of pre-money equity valuation	$ 6,900,000,000
Better HoldCo, Inc | If the proposed Business Combination is not completed on or before September 30, 2023 | Class B ordinary shares | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percent of discount	75.00%
Amount of pre-money equity valuation	$ 6,900,000,000
Public shareholders
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares		24,087,689
Public shareholders | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares		24,087,689
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares		1,663,760
Sponsor | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares		1,663,760
Sponsor | Limited waiver
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate redemption amount			17,000,000
Sponsor | Limited waiver | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate redemption amount			$ 17,000,000
Sponsor | If the proposed Business Combination is not completed on or before September 30, 2023 | Limited waiver | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price | $ / shares	$ 10.00
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount										$ 15,000,000	4,000,000
Sponsor | Sponsor | Class A ordinary share
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares, share issued | shares										2,048,838
Sponsor | Sponsor | Class A ordinary share
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Ordinary shares, share outstanding | shares										2,048,838
Promissory Note With Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Repayment amount				$ 2,400,000
Aggregate principal amount																	4,000,000	$ 2,000,000		$ 300,000
Aggregate cap of notes to cover operating costs										$ 12,000,000	12,000,000					$ 12,000,000	$ 4,000,000
Promissory Note With Related Party | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate cap of notes to cover operating costs															$ 12,000,000
Promissory Note With Related Party | Better HoldCo, Inc | Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed										$ 11,250,000
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares							$ 1.50
Proceeds from sale of Private Placement Warrants								$ 6,400,000				$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares								3,500,000
Purchase price, in dollars per unit | $ / shares								$ 10.00
Gross proceeds								$ 35,000,000			$ 35,000,000
Sale of Private Placement Units (in shares) | shares											3,500,000
Price of warrant | $ / shares											$ 10.00
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Class A ordinary share
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares											$ 11.50
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares							24,300,287	22,000,000
Purchase price, in dollars per unit | $ / shares								$ 10.00
Gross proceeds								$ 220,000,000
Underwriting fees											$ 4,860,057
Other offering costs								$ 581,484
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares																			3,500,000
Surrender and cancellation of Founder Shares		$ 263,123,592
Surrender and cancellation of Founder Shares (in dollars per share) | $ / shares		$ 10.2178
Private Placement | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares								3,500,000
Purchase price, in dollars per unit | $ / shares								$ 10.00
Gross proceeds								$ 35,000,000
Private Placement | Public shareholders
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares		24,087,689
Private Placement | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Surrender and cancellation of Founder Shares (in shares) | shares		1,663,760
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares								$ 1.50
Sale of Private Placement Units (in shares) | shares						4,266,667		4,266,667
Proceeds from sale of Private Placement Warrants						$ 6,400,000		$ 6,400,000
Price of warrant | $ / shares						$ 1.50		$ 1.50
Private Placement | Private Placement Warrants | Sponsor | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from sale of Private Placement Warrants								$ 6,400,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares							2,300,287	3,300,000			3,300,000
Purchase price, in dollars per unit | $ / shares							$ 10.00	$ 10.00
Gross proceeds							$ 23,002,870	$ 23,002,870
Net Proceeds							$ 22,542,813
Share price | $ / shares							$ 10.00
Over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares							306,705
Proceeds from sale of Private Placement Warrants							$ 460,057
Over-allotment option | Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares						440,000	306,705	440,000
Proceeds from sale of Private Placement Warrants						$ 660,000	$ 460,057	$ 660,000